Long Term Debt - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 241	$ 233
Level 2
Disclosure of detailed information about borrowings [line items]
Long term borrowings fair value	$ 6,962	$ 5,741